Business Combinations	6 Months Ended
Jun. 30, 2021
Disclosure of business combinations [text block] [Abstract]
Business Combinations

4. Business Combinations

4.1. Drover Limited

On January 25, 2021, Cazoo Holdings Limited acquired 100% of the share capital of Drover Limited (“Drover”) for a total consideration of £65.4 million, as measured in accordance with IFRS 3. The acquisition balance sheet includes £4.0 million of cash on balance sheet. Total consideration net of cash acquired was £61.4 million.

Drover is car subscription service with operations in the United Kingdom and France. Founded in 2016, Drover provided a monthly car subscription service, including maintenance, servicing, tax, breakdown cover and optional insurance, allowing its customers to choose from over 50 different models, all available online. The Group acquired Drover to accelerate its entry into the car subscription market and the acquisition provided the Group an existing customer base of over 2,000 active subscribers in the UK as well as a nascent subscriber base in France along with the associated recurring revenues.

The purchase has been accounted for as a business combination under the acquisition method in accordance with IFRS 3. The interim condensed consolidated financial statements include the results of Drover for the period from the acquisition date.

In calculating goodwill arising from the acquisition, the fair value of net assets acquired was assessed and no material adjustments from book value were made to existing assets and liabilities. The Group has recognised a number of separately identifiable intangible assets as part of the acquisition, details of the provisional amounts are set out in the table below.

£’000
Property, plant and equipment	3,943
Trade and other receivables	4,868
Cash	3,975
Trade and other payables	(4,819)
Loans and borrowings	(3,791)
Total net assets acquired	4,176

Intangible assets recognised on acquisition:
Software	19,558
Brand	1,303
Deferred tax arising on intangible assets	(3,983)
Total intangible assets arising on acquisition	16,878
Total identifiable net assets at fair value	21,054
Goodwill	44,310
Purchase consideration transferred	65,365

Satisfied by:
Cash	20,997
Debt assumed and discharged	4,463
Shares issued	33,339
Warrants issued	6,566
Purchase consideration transferred	65,365

The fair value of the ordinary shares issued at the date of acquisition was determined as £10.6 per ordinary share. This is consistent with an independent valuation of the Group’s ordinary shares at the last funding round.

At the date of the acquisition, the carrying amount of trade and other receivables was £4.9 million and all of this was expected to be collectible in the short term. As such, there was no difference between the carrying amount and fair value of trade and other receivables at the date of acquisition.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavourable terms of the lease relative to market terms.

Software acquired represents Drover’s subscription platform system that has been developed in-house and is considered to be Drover owned intellectual property. The platform underpins Drover’s business allowing customers to book, pay and manage their subscriptions.

During the six months ended June 30, 2021, the Group launched the Cazoo Subscription Service, bringing the technology and subscription offering previously provided by Drover under the Cazoo brand. Accordingly, the Drover brand was considered to be fully impaired during the period and has been written off to the profit or loss account.

Goodwill is attributable mainly to the skills and technical talent of Drover’s workforce, and the synergies expected to be achieved from integrating the company into the Group’s existing standard car business.

Upon acquisition, warrants were issued as consideration giving the holders the right to purchase ordinary share capital of Cazoo Holdings Limited at the next funding round at a 20 percent discount to the equity share price of that round. The benefit gained by the warrant holders is a fixed value and therefore the warrants have been recorded as a financial liability. As at the date of this report all warrant liabilities have been extinguished as part of the Group’s listing on the New York Stock Exchange.

From the date of acquisition to June 30, 2021, Drover has contributed £4.8 million of revenue and £3.6 million to the Group’s loss before tax. If the acquisition had occurred on January 1, 2021, management estimates that the Group’s revenue from continuing operations would have been £248.9 million and the loss from continuing operations for the period would have been £102.7 million.

Transaction costs of £0.8 million have been expensed and are included in administrative expenses in the statement of profit or loss and are part of operating cash flows in the statement of cash flows.

4.2. Smart Fleet Solutions Limited

On February 11, 2021 Cazoo Holdings Limited acquired 100% of the share capital of Smart Fleet Solutions Limited (“Smart Fleet”) for consideration of £23.2 million, in accordance with IFRS 3. The acquisition balance sheet includes £0.7 million of cash on balance sheet. Total consideration net of cash acquired was £22.5 million for the equity of Smart Fleet.

At the time of the transaction, the Group also acquired £15.9 million of freehold property relating to reconditioning sites operated by Smart Fleet owned by the previous shareholders. Total consideration recognised in accordance with IFRS 3 is therefore £39.1 million.

Smart Fleet is a vehicle refurbishment business operating four state-of-the-art vehicle refurbishment centres across the UK and provides the Group with the capacity to refurbish approximately 200,000 cars per year across all its sites, reducing its reliance on any third-party providers. Smart Fleet’s team of over 500 vehicle refurbishment and logistics staff also provide significant expertise. In addition, Smart Fleet has in place a number of third-party contracts which are strategically beneficial to the Group. The Group acquired Smart Fleet for its UK-wide infrastructure and expertise in the refurbishment of used cars, which is expected to enhance the Group’s ability to operate at scale. The purchase has been accounted for as a business combination under the acquisition method in accordance with IFRS 3. The interim condensed consolidated financial statements include the results of Smart Fleet for the period from the acquisition date.

In calculating goodwill arising from the acquisition, the fair value of net assets acquired was determined. Adjustments to book value were made in the recognition of market value of real estate leases and the fair value of freehold property. The Group has also recognised a number of separately identifiable intangible assets as part of the acquisition, details of the provisional amounts are set out in the table below.

£’000
Property, plant and equipment	25,101
Inventory	333
Trade and other receivables	7,335
Cash	669
Trade and other payables	(2,161)
Loans and borrowings	(3,019)
Total net assets acquired	28,259

£’000
Intangible assets recognised on acquisition:

Customer relationships	7,300
Deferred tax arising on intangible assets	(1,600)
Total intangible assets arising on acquisition	5,700
Total identifiable net assets at fair value	33,959
Goodwill	5,166
Purchase consideration transferred	39,125

Satisfied by:
Cash	29,125
Debt assumed and discharged	9,000
Shares issued	1,000
Purchase consideration transferred	30,125

The fair value of the ordinary shares issued at the date of acquisition was determined as £10.6 per ordinary share. This is consistent with an independent valuation of the Group’s ordinary shares at the last funding round.

At the date of the acquisition, the carrying amount of trade and other receivables was £7.3 million and all of this was expected to be collectible in the short term. As such, there was no difference between the carrying amount and fair value of trade and other receivables at the date of acquisition.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavourable terms of the lease relative to market terms.

An intangible asset has been recognised for significant customer relationships as future economic benefit is expected to arise from Smart Fleet existing customer relationships. Smart Fleet provides vehicle refurbishment to a small number of customers for which it holds long term relationships.

Goodwill is attributable mainly to the skills and technical talent of Smart Fleet’s workforce, and the synergies expected to be achieved from integrating the company into the Group’s existing car refurbishment process, significantly increasing in-house capacity.

From the date of acquisition to June 30, 2021, Smart Fleet has contributed £11.6 million of revenue and £1.4 million to loss before tax to the Group. If the acquisition had occurred on January 1, 2021, management estimates that the Group’s revenue from continuing operations would have been £251.6 million and the loss from continuing operations for the period would have been £102.5 million.

Transaction costs of £2.0 million have been expensed and are included in administrative expenses in the statement of profit or loss and are part of operating cash flows in the statement of cash flows.

4.2. Cluno GmbH

On February 23, 2021 the Cazoo Holdings Limited acquired 100% of the share capital of Cluno Gmbh (“Cluno”) for a total consideration of £60.4 million (€69.7 million), as measured in accordance with IFRS 3. The acquisition balance sheet includes £8.6 million of cash. Total consideration net of cash acquired was £51.8 million.

Cluno is a German car subscription services company, with a business similar to Drover and a team of approximately 100 employees based in Munich. Cluno offers a monthly subscription that includes all car expenses other than fuel, with a six-month minimum term per car in Germany with 100 different models from 15 different brands. Cluno has an experienced team and strong supplier and EU-partner relationships. The Group acquired Cluno to accelerate its entry into the EU market and the acquisition provided the Group an existing customer base of over 3,000 active subscribers in Germany along with the associated recurring revenues and a strong team to help launch the Cazoo proposition in Germany and across Europe.

The purchase has been accounted for as a business combination under the acquisition method in accordance with IFRS 3. The interim condensed consolidated financial statements include the results of Smart Fleet for the period from the acquisition date.

In calculating goodwill arising from the acquisition, the fair value of net assets acquired was assessed and no material adjustments from book value were made to existing assets and liabilities. The Group has recognised a number of separately identifiable intangible assets as part of the acquisition, details of the provisional amounts are set out in the table below.

£’000
Property, plant and equipment	27,181
Cash	8,589
Trade and other receivables	5,493
Trade and other payables	(5,982)
Loans and borrowings	(23,708)
Total net assets acquired	11,573

Intangible assets recognised on acquisition:

Software	4,445
Brand	1,444
Deferred tax arising on intangible assets	(1,767)
Total intangible assets recognised on acquisition	4,122

Total identifiable net assets at fair value	15,695

Goodwill	44,659
Purchase consideration transferred	60,354

Satisfied by:
Cash	28,722
Shares issued	31,009
Voluntary employee share option plan	623
Purchase consideration transferred	60,354

The fair value of the ordinary shares issued at the date of acquisition was determined as £10.6 per ordinary share. This is consistent with an independent valuation of the Group’s ordinary shares at the last funding round.

At the date of the acquisition, the carrying amount of trade and other receivables was £5.5 million and all of this was expected to be collectible in the short term. As such, there was no difference between the carrying amount and fair value of trade and other receivables at the date of acquisition.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavourable terms of the lease relative to market terms.

Software acquired represents Cluno’s subscription platform system that has been developed in-house and is considered to be Cluno owned intellectual property. The platform underpins Cluno’s business allowing customers to book, pay and manage their subscriptions.

Cluno is the Germany’s leading car subscription provider. The brand is considered to be highly recognisable in Germany.

Goodwill is attributable mainly to the skills and technical talent of Cluno’s workforce, and the synergies expected to be achieved from integrating the company into the Group’s existing standard car business.

From the date of acquisition to June 30, 2021, Cluno has contributed £4.5 million of revenue and £5.0 million to loss before tax to the Group. If the acquisition had occurred on January 1, 2021, management estimates that the Group’s revenue from continuing operations would have been £250.1 million and the loss from continuing operations for the period would have been £104.2 million.

Transaction costs of £0.9 million have been expensed and are included in administrative expenses in the statement of profit or loss and are part of operating cash flows in the statement of cash flows.